Cover Page	6 Months Ended
Jun. 30, 2021
Entity Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	WPP PLC
Entity Central Index Key	0000806968
Current Fiscal Year End Date	--12-31